Convertible Debt (Details) (USD $)	9 Months Ended
Oct. 31, 2014
Convertible Promissory Notes Convertible Debt 1	10.00%
Convertible Promissory Notes Convertible Debt 2	$ 0
Convertible Promissory Notes Convertible Debt 3	3,730,174
Convertible Promissory Notes Convertible Debt 4	12.00%
Convertible Promissory Notes Convertible Debt 5	176,490
Convertible Promissory Notes Convertible Debt 6	247,500
Convertible Promissory Notes Convertible Debt 7	250,000
Convertible Promissory Notes Convertible Debt 8	250,000
Convertible Promissory Notes Convertible Debt 9	12.00%
Convertible Promissory Notes Convertible Debt 10	153,255
Convertible Promissory Notes Convertible Debt 11	0
Convertible Promissory Notes Convertible Debt 12	10.00%
Convertible Promissory Notes Convertible Debt 13	105,489
Convertible Promissory Notes Convertible Debt 14	0
Convertible Promissory Notes Convertible Debt 15	685,234
Convertible Promissory Notes Convertible Debt 16	4,227,674
Convertible Promissory Notes Convertible Debt 17	(40,479)
Convertible Promissory Notes Convertible Debt 18	(34,584)
Convertible Promissory Notes Convertible Debt 19	(644,755)
Convertible Promissory Notes Convertible Debt 20	(4,193,090)
Convertible Promissory Notes Convertible Debt 21	0
Convertible Promissory Notes Convertible Debt 22	$ 0